Related Party Transactions (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 08, 2020	Feb. 18, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares purchased	21,898,400	44,000,000
Biomar Microbial Technologies [Member]
Service charge				$ 41	$ 35	$ 44
Due from related party				4	54
Antonio Fernandez [Member] | Biomar Microbial Technologies [Member]
Rent and building service costs				$ 153	$ 51	$ 24
Merck Sharp & Dohme Corp [Member]
Number of shares purchased			7,661,000
Ownership percentage				5.80%